Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—66.1%
		Banking—3.5%
$15,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	$16,900
200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	216,504
200,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	203,760
200,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 6.000%, 1/23/2025	205,852
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	201,038
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 6.500%, 1/8/2026	209,051
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	218,581
		TOTAL	1,271,686
		Financial Intermediaries—0.6%
200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	215,935
		Local Authority—0.6%
200,000		Istanbul Metropolitan Municipality, Sr. Unsecd. Note, 144A, 6.375%, 12/9/2025	205,499
		Oil & Gas—6.6%
200,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	244,430
200,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	223,651
55,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.093%, 1/15/2030	58,410
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	108,016
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	113,125
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.750%, 6/3/2050	109,300
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	218,100
1,000,000	[1,3]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	43,750
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	102,525
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	435,206
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	207,750
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	88,615
217,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	184,992
12,500		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	12,734
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	228,112
100,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	59,176
		TOTAL	2,437,892
		Real Estate—0.6%
200,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	219,222
		Sovereign—51.3%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	194,540
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	192,676
205,503		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2030	74,392
521,997		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2035	166,256
100,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2041	32,251
550,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2041	187,825
100,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2046	31,950
173,180		Argentina, Government of, Unsecd. Note, 0.125%, 7/9/2030	60,615
22,899		Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	8,244

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	$230,750
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	227,000
200,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	201,776
BRL 9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	1,941,343
$200,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	216,250
CNY 8,000,000		China, Government of, Series 1916, 3.120%, 12/5/2026	1,245,105
7,500,000		China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	1,161,548
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	241,421
$150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	152,250
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	147,375
129,024	[1]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	53,224
313,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	133,241
75,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.500%, 7/31/2035	34,501
EGP 850,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 12.951%, 8/10/2021	51,170
3,100,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 13.201%, 5/4/2021	193,230
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	195,750
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2025	209,250
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	125,674
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	206,250
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.500%, 2/16/2061	188,000
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	210,792
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	213,244
200,000		Gabon, Government of, Sr. Secd. Note, 144A, 6.625%, 2/6/2031	195,596
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	217,200
200,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	260,984
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	129,873
$103,921		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	104,214
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	213,276
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	221,032
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	196,000
200,000	[1,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	25,024
MXN 2,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	147,271
27,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,350,564
8,800,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.250%, 12/9/2021	430,803
$200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	213,776
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	210,500
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	214,000
PEN 700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	218,600
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	463,008
$230,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	283,564
200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	193,860
RUB 45,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	622,769
42,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	595,904
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 4/22/2060	226,132
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	224,230
200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	204,000

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
ZAR 15,500,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	$709,171
$200,000		South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	183,630
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	113,314
200,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	200,340
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	192,956
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	209,000
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	207,996
200,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 7.253%, 3/15/2033	203,258
200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	217,224
325,000	[1]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	356,378
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	82,026
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	212,781
1,500,000	[1,3]	Venezuela, Government of, 8.250%, 10/13/2024	148,500
		TOTAL	18,726,647
		Transportation—0.6%
200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	213,355
		Utilities—2.3%
200,000		Eskom Holdings Ltd., REGS, 6.750%, 8/6/2023	209,055
400,000		Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	420,488
200,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	208,867
		TOTAL	838,410
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $26,688,305)	24,128,646
		CORPORATE BONDS—32.1%
		Air Transportation—0.1%
50,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	44,919
		Automotive—0.4%
150,000		Metalsa Sa De Cv, REGS, 4.900%, 4/24/2023	157,298
		Banking—5.7%
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	213,960
200,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	201,600
200,000		Akbank TAS, Sub., 144A, 7.200%, 3/16/2027	202,686
200,000	[4]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	207,125
200,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	210,057
ARS 1,800,000	[5]	Banco Hipotecario SA, Unsecd. Note, 144A, 38.125% (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	21,242
$200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	208,050
200,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	206,200
200,000	[4]	National Bank of Oman, Jr. Sub. Deb., 6.651%, 5/18/2021	197,536
200,000	[4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	208,300
200,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	213,000
		TOTAL	2,089,756
		Building Materials—0.6%
200,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	224,880
		Chemicals & Plastics—4.7%
200,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	207,000
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	209,716

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	$215,779
200,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	246,524
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	216,140
200,000		UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	215,650
200,000		Yapi ve Kredi Bankasi A.S., Sub., 144A, 7.875%, 1/22/2031	208,750
200,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	206,271
		TOTAL	1,725,830
		Conglomerates—0.6%
200,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	222,384
		Finance—1.1%
200,000		MDC-GMTN BV, Sr. Unsecd. Note, 144A, 3.700%, 11/7/2049	205,716
200,000	[4]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	202,987
		TOTAL	408,703
		Food Products—1.2%
200,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	210,502
200,000		Ulker Biskuvi Sanayi AS, Sr. Unsecd. Note, 144A, 6.950%, 10/30/2025	218,167
		TOTAL	428,669
		Metals & Mining—2.7%
200,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	216,250
100,000	[4]	CSN Islands XII Corp., Sr. Unsecd. Note, REGS, 7.000%, 6/23/2021	100,805
200,000		Metinvest BV, Sr. Unsecd. Note, 144A, 7.650%, 10/1/2027	220,666
200,000		Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	214,816
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	219,371
		TOTAL	971,908
		Oil & Gas—3.2%
200,000		ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	205,408
200,000	[4]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 1/26/2170	205,095
200,000		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	205,190
50,000		Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	46,765
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	206,216
200,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	160,000
33,590		YPF Sociedad Anonima, 144A, 4.000%, 2/12/2026	28,256
190,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 1.500%, 9/30/2033	95,000
		TOTAL	1,151,930
		Pharmaceuticals—0.6%
200,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	196,250
		Real Estate—3.9%
200,000		China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	197,972
200,000		China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	176,509
200,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	206,250
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	209,000
200,000		Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	206,534
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	206,025
200,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	203,500
		TOTAL	1,405,790

Principal Amount, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Retailers—0.6%
$200,000		Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	$217,000
		Technology Services—0.6%
200,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	203,903
		Telecommunications & Cellular—4.3%
100,000		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	101,750
200,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	214,348
200,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	216,500
200,000		Liquid Telecommunications Financing Plc, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	204,483
200,000		Liquid Telecommunications Financing Plc, Term Loan—1st Lien, 144A, 5.500%, 9/4/2026	203,000
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	205,661
200,000		Veon Holdings BV, Sr. Unsecd. Note, 144A, 4.000%, 4/9/2025	211,573
200,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	220,050
		TOTAL	1,577,365
		Transportation—0.6%
200,000		Simpar Europe SA, 144A, 5.200%, 1/26/2031	202,300
		Utilities—1.2%
200,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	238,100
200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	198,000
		TOTAL	436,100
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,430,462)	11,664,985
		COMMON STOCKS—0.4%
		Metals & Mining—0.2%
4,534		Vale SA, ADR	76,624
		Oil & Gas—0.2%
6,656	[1]	Petroleo Brasileiro SA, ADR	52,782
27,778		Gran Tierra Energy, Inc.	23,659
		TOTAL	76,441
		TOTAL COMMON STOCKS (IDENTIFIED COST $161,976)	153,065
		EXCHANGE-TRADED FUND—0.1%
1,400		iShares MSCI Brazil Capped ETF (IDENTIFIED COST $50,887)	44,660
		PURCHASED CALL OPTION—0.0%
62,266		EUR CALL/USD PUT, Credit Agricole Trad, Notional Amount $62,267, Exercise Price $1.205, Expiration Date 3/2/2021 (IDENTIFIED COST $522)	288
		INVESTMENT COMPANY—1.2%
428,209		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[6] (IDENTIFIED COST $428,338)	428,338
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $38,760,490)	36,419,982
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	40,954
		TOTAL NET ASSETS—100%	$36,460,936

At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
[1]United States Treasury Notes Long Bond	5	$796,094	June 2021	$(11,561)
Short Futures
[1]United States Treasury Notes 5 Year	5	$619,844	June 2021	$146
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(11,415)
The average notional value of long and short futures contracts held by the Fund throughout the period was $199,023 and $154,961, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
Call Options:
1BNP Paribas	GBP CALL/USD PUT	$21,155	6/9/2021	$1.400	$(111)
The average market value of purchased options and written options held by the Fund throughout the period was $92 and $145, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2021	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CDX Index EM 34	Sell	1.00%	12/20/2025	0.99%	$(100,000)	$(4,170)	$(2,950)	$(1,220)
Goldman Sachs	Republic of Brazil	Buy	1.00%	12/20/2025	1.96%	$200,000	$8,611	$5,948	$2,663
Morgan Stanley	Republic of Brazil	Buy	1.00%	12/20/2025	1.92%	$200,000	$8,611	$7,903	$708
Morgan Stanley	Republic of Peru	Buy	1.00%	12/20/2025	0.70%	$200,000	$(2,823)	$(2,820)	$(3)
Goldman Sachs	Republic of Turkey	Buy	1.00%	12/20/2025	3.20%	$200,000	$18,685	$18,664	$21
Barclays	Sultanate of Oman	Sell	1.00%	12/20/2025	3.46%	$(200,000)	$(20,670)	$(19,173)	$(1,497)
Barclays	United Arab Emirates - Dhabi	Sell	1.00%	12/20/2025	0.47%	$(300,000)	$7,545	$8,002	$(457)
Barclays	United Arab Emirates - Dhabi	Buy	1.00%	12/20/2025	1.04%	$500,000	$998	$4,877	$(3,879)
TOTAL CREDIT DEFAULT SWAPS							$16,787	$20,451	$(3,664)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $25,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/2/2021	Citibank	108,000,000 COP	$ 29,980	$(367)
3/4/2021	Credit Agricole	$37,500	30,815 EUR	$316
3/17/2021	Bank of America	9,370,000 CNY	$1,411,436	$36,998
3/17/2021	Citibank	5,540,000 CZK	$254,649	$777
3/17/2021	Citibank	55,300,000 HUF	$187,071	$(3,057)
3/17/2021	Citibank	640,000 RON	$157,691	$547

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
3/17/2021	Citibank	685,000 RON	$168,942	$422
3/17/2021	Credit Agricole	63,600,000 HUF	$214,809	$(3,177)
4/15/2021	BNP Paribas	119,076,645 COP	$33,569	$(972)
4/15/2021	Credit Agricole	184,837 BRL	$33,719	$(794)
4/15/2021	Credit Agricole	675,162 MXN	$33,497	$(1,391)
5/11/2021	BNP Paribas	178,800,000 COP	$49,875	$(982)
5/17/2021	BNP Paribas	182,000 PEN	$50,121	$(237)
6/11/2021	Bank of America	279,910 MXN	$13,873	$(640)
6/11/2021	Citibank	18,651 AUD	$14,044	$310
6/11/2021	Citibank	18,178 CAD	$14,122	$163
6/11/2021	Citibank	12,445 CHF	$14,097	$(377)
6/11/2021	Citibank	10,615 GBP	$14,133	$662
6/11/2021	Citibank	1,461,669 JPY	$14,155	$(427)
6/11/2021	Credit Agricole	11,582 EUR	$14,159	$(153)
6/11/2021	Credit Agricole	11,687 EUR	$14,175	$(41)
6/11/2021	Credit Agricole	1,031,966 INR	$13,769	$58
6/11/2021	Credit Agricole	1,033,316 INR	$13,732	$114
6/11/2021	Credit Agricole	1,470,842 JPY	$14,149	$(334)
6/11/2021	HSBC	92,292 CNY	$13,992	$181
6/11/2021	HSBC	92,385 CNY	$13,963	$224
6/11/2021	HSBC	282,612 MXN	$13,876	$(515)
6/11/2021	Morgan Stanley	71,592 BRL	$13,970	$(1,256)
6/11/2021	Morgan Stanley	71,862 BRL	$14,011	$(1,250)
6/11/2021	Morgan Stanley	48,226,051 COP	$14,022	$(855)
6/11/2021	Morgan Stanley	49,053,267 COP	$14,072	$(680)
6/11/2021	Morgan Stanley	199,042,708 IDR	$13,884	$(37)
6/11/2021	Morgan Stanley	199,113,265 IDR	$13,868	$(16)
6/11/2021	State Street	18,859 AUD	$14,041	$473
6/11/2021	State Street	18,083 CAD	$14,114	$95
6/11/2021	State Street	12,481 CHF	$14,111	$(351)
6/11/2021	State Street	10,533 GBP	$14,125	$556
6/16/2021	Bank of America	1,320,000 PLN	$354,013	$(1,500)
Contracts Sold:
3/2/2021	BNP Paribas	108,000,000 COP	$30,877	$1,264
3/17/2021	BNP Paribas	930,700,000 COP	$267,336	$12,294
3/17/2021	Citibank	220,000 EUR	$266,117	$551
3/17/2021	Credit Agricole	13,130,000 MXN	$652,933	$26,619
3/17/2021	Credit Agricole	29,300,000 RUB	$392,612	$304
4/5/2021	BNP Paribas	3,700,000 BRL	$677,429	$18,115
9/15/2021	Bank of America	5,279,400 ZAR	$335,927	$(4,341)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$77,293
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $96,140 and $134,983, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts and Futures Contracts and value for Written Options and Swap Contracts is included in “Other Assets and Liabilities—Net.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2020	$591,346
Purchases at Cost	4,738,498
Proceeds from Sales	(4,901,485)
Change in Unrealized Appreciation/Depreciation	25
Net Realized Gain/(Loss)	(46)
Value as of 2/28/2021	$428,338
Shares Held as of 2/28/2021	428,209
Dividend Income	$112
1
Non-income-producing security.
2
Discount rate at time of purchase.
3
Security in default.
4
Perpetual Bond Security. The maturity date reflects the next call date.
5
Floating/variable note with current rate and current maturity or next reset date shown.
6
7-day net yield.
7
Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$24,128,646	$—	$24,128,646
Corporate Bonds	—	11,664,985	—	11,664,985
Equity Securities:
Common Stock	153,065	—	—	153,065
Exchange-Traded Fund	44,660	—	—	44,660
Investment Company	428,338	—	—	428,338
Purchased Call Option	—	288	—	288
TOTAL SECURITIES	$626,063	$35,793,919	$—	$36,419,982
Other Financial Instruments:
Assets
Futures Contracts	$146	$—	$—	$146
Foreign Exchange Contracts	—	101,043	—	101,043
Swap Contracts	—	44,450	—	44,450
Liabilities
Futures Contracts	(11,561)	—	—	(11,561)
Written Call Options	—	(111)	—	(111)
Foreign Exchange Contracts	—	(23,750)	—	(23,750)
Swap Contracts	—	(27,664)	—	(27,664)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(11,415)	$93,968	$—	$82,553

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARS	—Argentine Peso
AUD	—Australian Dollar
BADLAR	—Buenos Aires Deposits of Large Amount Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange Traded Fund
EUR	—Euro
GBP	—Great British Pound
GDP	—Gross Domestic Product
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
SOL	—Peruvian Nuevo Sol
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand